Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator Deepwater Frontier Tech ETF

(formerly Innovator Loup Frontier Tech ETF)

(the “Fund”)

Supplement To the Fund’s Summary Prospectus, Prospectus
and Statement of Additional Information,
Each Dated February 27, 2023

Dated March 22, 2023

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, effective April 1, 2023, the Fund’s name will change from the “Innovator Loup Frontier Tech ETF” to the “Innovator Deepwater Frontier Tech ETF”.

Please Keep This Supplement With Your Summary Prospectus, Prospectus and Statement of Additional Information For Future Reference